UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER(A)(B) — 35.6%
Alpine Securitization (C)
0.345%, 10/31/11	$2,100	$2,099
BNZ International Funding (C)
0.230%, 10/11/11	12,000	11,999
0.361%, 01/13/12	5,000	4,995
0.431%, 02/13/12	9,000	8,985
BP Capital Markets (C)
0.220%, 11/07/11	707	707
Bryant Park Funding (C)
0.180%, 10/04/11	18,000	18,000
Chariot Funding (C)
0.150%, 10/24/11	5,735	5,734
Charta (C)
0.320%, 12/01/11	18,300	18,290
Coca-Cola (C)
0.130%, 10/11/11	10,000	10,000
0.160%, 01/05/12	2,036	2,035
Commonwealth Bank of Australia (C)
0.331%, 01/23/12	6,887	6,880
0.331%, 01/25/12	9,899	9,888
Credit Suisse
0.190%, 10/11/11	21,000	20,999
Danaher
0.040%, 10/03/11	1,500	1,500
DnB Bank (C)
0.264%, 12/02/11	22,000	21,990
0.300%, 12/08/11	3,600	3,598
Fairway Finance (C)
0.170%, 10/18/11	3,961	3,961
FCAR Owner Trust
0.401%, 11/07/11	3,100	3,099
0.350%, 01/03/12	19,500	19,482
0.351%, 01/04/12	7,700	7,693
General Electric Capital
0.160%, 10/31/11	8,000	7,999
0.321%, 12/16/11	3,300	3,298
0.250%, 12/30/11	3,000	2,998
Govco (C)
0.030%, 10/03/11	1,300	1,300
0.300%, 12/16/11	6,000	5,996
Jupiter Securitization (C)
0.160%, 10/07/11	6,000	6,000
0.150%, 10/24/11	3,700	3,700
0.140%, 10/27/11	3,970	3,969
Liberty Street Funding (C)
0.250%, 10/14/11	9,000	8,999

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.210%, 11/03/11	$3,934	$3,933
Manhattan Asset Funding (C)
0.260%, 10/06/11	9,000	9,000
0.330%, 11/21/11	9,000	8,996
MetLife Short-Term Funding (C)
0.250%, 10/03/11	19,000	19,000
0.190%, 10/17/11	4,047	4,047
0.220%, 10/31/11	700	700
0.310%, 12/05/11	4,903	4,900
0.310%, 12/06/11	9,639	9,633
0.310%, 12/07/11	2,158	2,157
0.330%, 01/03/12	1,000	999
New York Life Capital (C)
0.180%, 12/19/11	655	655
Old Line Funding (C)
0.300%, 12/01/11	6,604	6,601
Prudential (C)
0.280%, 10/11/11	11,708	11,707
0.310%, 11/09/11	4,000	3,999
0.400%, 12/07/11	2,717	2,715
Straight-A Funding
0.300%, 11/01/11	4,761	4,760
Thunder Bay Funding (C)
0.170%, 10/28/11	2,906	2,905
0.300%, 12/01/11	2,773	2,771
Toyota Credit Canada
0.280%, 12/22/11	1,950	1,949
Toyota Motor Credit
0.290%, 12/01/11	17,940	17,931
0.270%, 12/20/11	5,000	4,997
Variable Funding Capital (C)
0.170%, 10/14/11	5,969	5,969
Victory Receivables (C)
0.240%, 10/03/11	6,000	6,000
0.240%, 10/06/11	2,982	2,982
0.370%, 01/04/12	11,470	11,459
Westpac Banking (C)
0.321%, 10/03/11	1,000	1,000
0.251%, 10/03/11	5,000	5,000
0.300%, 01/11/12	6,000	5,995

Total Commercial Paper (Cost $388,953) ($Thousands)		388,953

CERTIFICATES OF DEPOSIT(B) — 28.8%
Bank of Montreal
0.220%, 11/08/11	8,000	8,000

1	SEI Liquid Asset Trust / Quarterly Report / September 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of Nova Scotia
0.453%, 10/29/11	$8,200	$8,202
0.200%, 11/02/11	6,337	6,337
0.240%, 11/16/11	18,700	18,700
0.300%, 12/21/11	5,840	5,840
0.300%, 01/03/12	5,997	5,997
Bank of Tokyo-Mitsubishi
0.320%, 11/28/11	8,171	8,171
Barclays Bank
0.266%, 10/01/11	5,000	5,000
0.340%, 11/17/11	7,144	7,144
0.350%, 11/30/11	10,313	10,313
0.390%, 01/03/12	9,935	9,935
BNP Paribas
0.380%, 12/02/11	4,000	4,000
Credit Suisse
0.250%, 11/04/11	9,000	9,000
0.270%, 11/10/11	9,000	9,000
0.380%, 02/10/12	14,000	14,000
DnB Bank
0.290%, 11/08/11	3,000	3,000
National Australia Bank
0.320%, 10/07/11	9,000	9,000
0.305%, 11/28/11	11,000	11,000
Nordea Bank Finland
0.200%, 10/07/11	8,400	8,400
0.240%, 10/24/11	1,259	1,259
0.310%, 12/09/11	11,918	11,918
0.330%, 12/28/11	3,000	3,000
0.385%, 02/06/12	9,000	9,000
Skandinaviska Enskilda Banken
0.280%, 10/07/11	787	787
0.260%, 10/11/11	2,000	2,000
0.380%, 12/01/11	6,000	6,000
State Street Bank & Trust
0.250%, 12/08/11	8,000	8,000
Sumitomo Mitsui Banking
0.290%, 11/02/11	15,000	15,000
0.320%, 12/01/11	11,000	11,000
Svenska Handelsbanken
0.300%, 10/27/11	5,800	5,800
0.305%, 11/23/11	12,000	12,000
0.310%, 12/01/11	5,900	5,900
0.330%, 12/27/11	15,000	15,000
Toronto-Dominion Bank
0.190%, 10/24/11	5,050	5,050
0.320%, 02/07/12	7,177	7,177
UBS
0.279%, 10/14/11	5,000	5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.295%, 11/08/11	$14,000	$14,000
0.350%, 12/02/11	8,000	8,000
Westpac Banking
0.290%, 11/03/11	3,100	3,100
0.360%, 02/03/12	4,761	4,761

Total Certificates of Deposit (Cost $314,791) ($Thousands)		314,791

TIME DEPOSITS — 4.0%
Bank of Tokyo-Mitsubishi
0.050%, 10/03/11	28,000	28,000
Royal Bank of Canada
0.010%, 10/03/11	16,000	16,000

Total Time Deposits (Cost $44,000) ($Thousands)		44,000

MUNICIPAL BONDS(D) — 2.4%

California — 0.2%
Metropolitan Water District of Southern California, Ser B-4, RB
1.300%, 10/05/11	2,100	2,100

Colorado — 0.3%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.180%, 10/05/11	975	975
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser AA-1, RB
0.180%, 10/05/11	750	750
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser B-1, RB
0.170%, 10/05/11	945	945
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser SF-I, RB
0.150%, 10/05/11	305	305

		2,975

Connecticut — 0.2%
Connecticut Housing Finance Authority, Ser D-3, RB
0.250%, 10/06/11	1,640	1,640
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.148%, 10/06/11	1,206	1,206

		2,846

SEI Liquid Asset Trust / Quarterly Report / September 30, 2011	2

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 0.0%
City of Rockport, Pollution Control Revenue, Ser A, RB
0.160%, 10/05/11	$400	$400

Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.148%, 10/06/11	2,500	2,500
Iowa State, Finance Authority, Ser G, RB
0.150%, 10/06/11	115	115
Iowa State, Finance Authority, Ser M, RB
0.150%, 10/06/11	800	800

		3,415

Kentucky — 0.1%
Kentucky State, Housing Development Authority, Ser J, RB
0.190%, 10/06/11	320	320
Kentucky State, Housing Development Authority, Ser O, RB
0.190%, 10/06/11	200	200
Kentucky State, Housing Development Authority, Ser W, RB
0.430%, 10/05/11	335	335

		855

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.170%, 10/06/11	705	705

New Hampshire — 0.0%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.140%, 10/05/11	390	390

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.150%, 10/06/11	950	950

Texas — 0.8%
State of Texas, GO
0.180%, 10/04/11	860	860
0.180%, 10/05/11	285	285
0.178%, 10/05/11	350	350
State of Texas, Ser A-2, GO
0.148%, 10/05/11	2,000	2,000
State of Texas, Ser B, GO
0.170%, 10/06/11	1,215	1,215
State of Texas, Ser B-2, GO
0.170%, 10/05/11	300	300
State of Texas, Ser C, GO
0.180%, 10/05/11	620	620

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.170%, 10/05/11	$2,140	$2,140
State of Texas, Ser I, GO
0.178%, 10/05/11	605	605

		8,375

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.110%, 10/05/11	2,300	2,300
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.168%, 10/06/11	335	335
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.190%, 10/05/11	245	245
0.187%, 10/05/11	335	335

		3,215

Total Municipal Bonds (Cost $26,226) ($Thousands)		26,226

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FFCB (D)
0.210%, 10/10/11	3,000	2,999
FFCB DN (A)
0.150%, 07/05/12	2,000	1,998
FHLB
0.130%, 02/24/12	3,200	3,200
FNMA (D)
0.216%, 10/20/11	2,000	1,999
0.400%, 11/01/11	5,600	5,599
FNMA DN (A)
0.140%, 12/19/11	2,400	2,399

Total U.S. Government Agency Obligations (Cost $18,194) ($Thousands)		18,194

CORPORATE OBLIGATIONS — 0.4%
General Electric Capital MTN
5.000%, 11/15/11	3,800	3,822
JPMorgan Chase
4.500%, 01/15/12	222	224
Westpac Banking MTN (C)
0.574%, 10/21/11	950	950

Total Corporate Obligations (Cost $4,996) ($Thousands)		4,996

3	SEI Liquid Asset Trust / Quarterly Report / September 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(E) — 26.2%
Barclays Capital
0.100%, dated 09/30/11, to be repurchased on 10/03/11, repurchase price $53,000,442 (collateralized by various FNMA and FMAC obligations, ranging in par value $3,688,631-$13,045,610, 3.500%-6.500%, 03/01/25- 07/01/41; with total market value $54,060,001)	$53,000	$53,000
BNP Paribas
0.190%, dated 09/30/11, to be repurchased on 10/03/11, repurchase price $7,000,111 (collateralized by Lexmark International, par value $6,493,725, 6.650%, 06/01/18; with total market value $7,350,000)	7,000	7,000
Goldman Sachs
0.050%, dated 09/30/11, to be repurchased on 10/03/11, repurchase price $32,555,136 (collateralized by various FNMA and FMAC obligations, par value $6,275,000-$18,052,000, 3.500%-6.000%, 05/01/23- 07/01/39; with total market value $33,206,239)	32,555	32,555
JPMorgan Chase
0.230%, dated 09/30/11, to be repurchased on 10/03/11, repurchase price $18,000,345 (collateralized by Boston Scientific, Centurytel, Entertainment Properties Trust, and SLM, ranging in par value $1,205,000-$5,041,000, 5.000%- 7.750%, 04/15/15-06/15/21, with total market value $18,903,748)	18,000	18,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase
0.080%, dated 09/30/11, to be repurchased on 10/03/11, repurchase price $53,000,353 (collateralized by various FMAC obligations, ranging in par value $222,142-$40,017,551, 2.500%- 5.465%, 04/01/23-03/01/41; with total market value $54,060,404)	$53,000	$53,000
Morgan Stanley
0.100%, dated 09/30/11, to be repurchased on 10/03/11, repurchase price $53,000,442 (collateralized by various FNMA obligations, ranging in par value $7,410,337-$46,291,680, 4.500%-5.000%, 10/01/37- 07/01/41; with total market value $54,060,000)	53,000	53,000
RBS Greenwich Capital Markets
0.050%, dated 09/30/11, to be repurchased on 10/03/11, repurchase price $35,000,146 (collateralized by a U.S. Treasury obligation, par value $35,550,000, 0.875%, 01/31/12; with total market value $35,700,038)	35,000	35,000
UBS
0.120%, dated 09/30/11, to be repurchased on 10/03/11, repurchase price $35,000,350 (collateralized by a GNMA obligation, par value $32,845,376, 4.500%, 08/20/41; with total market value $35,700,000)	35,000	35,000

Total Repurchase Agreements (Cost $286,555) ($Thousands)		286,555

Total Investments — 99.1% (Cost $1,083,715)($ Thousands) †		$1,083,715

Percentages are based on Net Assets of $1,093,131 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Each security holds a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on September 30, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

SEI Liquid Asset Trust / Quarterly Report / September 30, 2011	4

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2011

FHLB — Federal Home Loan Bank

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of September 30, 2011, all of the Fund’s investments are Level 2 in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

5	SEI Liquid Asset Trust / Quarterly Report / September 30, 2011

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Liquid Asset Trust

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: November 23, 2011

By (Signature and Title)	/s/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: November 23, 2011